NONCONTROLLING INTERESTS Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance at Jan 1	$ 1,186	$ 1,242
Balance at Dec 31	1,138	1,186	$ 1,242
Noncontrolling Interests
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance at Jan 1	1,186	1,242	809
Net income attributable to noncontrolling interests	102	102	53
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	32	28	33
Distributions to noncontrolling interests	(145)	(109)	(123)
Acquisition of noncontrolling interests	0	0	473
Deconsolidation of noncontrolling interests	0	(119)	0
Cumulative translation adjustments	(39)	41	(4)
Other	2	1	1
Balance at Dec 31	1,138	1,186	1,242
Dividends Paid to a Joint Venture Not Included in Distributions to NCI	$ 27	$ 20	53
Ethanol to sugarcane joint venture
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Variable Interest Entity Purchase Amount			$ 202